Principal activities, reorganization and reverse recapitalization, and basis of presentation	12 Months Ended
Mar. 31, 2013
Principal activities, reorganization and reverse recapitalization, and basis of presentation [Abstract]
Principal activities, reorganization and reverse recapitalization, and basis of presentation
1	Principal activities, reorganization and reverse recapitalization, and basis of presentation

(a)	Principal activities

China Cord Blood Corporation (the "Company") and its subsidiaries (collectively the "Group") are principally engaged in the provision of umbilical cord blood storage and ancillary services in the People's Republic of China (the "PRC"). As of March 31, 2013, the Group has three operating cord blood banks in the Beijing municipality, the Guangdong province and the Zhejiang province, the PRC. The Company's shares are listed on the New York Stock Exchange.

The Group provides cord blood testing, processing and storage services under the direction of subscribers for a cord blood processing fee and a storage fee. The Group also tests, processes and stores donated cord blood, and provides matching services to the public for a fee.

The operation of cord blood banks in the PRC is regulated by certain laws and regulations. Cord blood banks in the PRC are required to possess a Blood Station Operation License. The licensing process for a cord blood bank is stringent and lengthy. The Ministry of Health of the PRC and the local Departments of Health have granted Blood Station Operation Licenses to cord blood banks that provide cord blood banking services. Cord blood banks collecting cord blood units from donors and providing matching cord blood units to the public without a duly obtained Blood Station Operation License face the risk of being shut down by the government. Seven cord blood banking licenses have been issued by the authorities as of March 31, 2013, of which the Company holds three. Due to the lack of a consistent and well-developed regulatory framework, operation in the cord blood banking industry in the PRC involves significant ambiguities, uncertainties and risks. The industry is highly regulated and any unilateral changes in regulations by the authorities may have a significant adverse impact on the Group's results of operations.

(b)	Reorganization and reverse recapitalization

The Company was previously named Pantheon China Acquisition Corp. ("Pantheon"), a blank check company whose objective was to acquire, through a stock exchange, asset acquisition or other similar business combination, an operating business that has its principal operations located in the PRC, or control such operating business through contractual arrangements.

On November 3, 2008, China Cord Blood Services Corporation ("CCBS") and its shareholders executed a Share Exchange Agreement with the Company. Pursuant to the Share Exchange Agreement, shareholders of CCBS were entitled to exchange their shares in CCBS for up to 57,851,240 shares of common stock of the Company. Shareholders holding 100% and 76% of CCBS's ordinary shares and redeemable ordinary shares (collectively the "Participating Shareholders"), respectively, executed the Share Exchange Agreement and agreed to sell their 93.94% equity interests in CCBS to the Company for a consideration of US$328,790 in exchange for 54,345,104 shares of common stock of the Company (valued at US$6.05 per share of common stock) (the "Share Exchange").

The Share Exchange was approved at the Company's special meeting of shareholders held on June 29, 2009 and was completed on June 30, 2009. Upon completion of the Share Exchange, the Company was renamed China Cord Blood Corporation and the Company was redomiciled to the Cayman Islands.

The 54,345,104 shares of common stock of the Company held by the Participating Shareholders represent 91.7% of the then outstanding shares of the Company upon completion of the Share Exchange. Further, management of CCBS continued as the majority of the senior management of the Company upon completion of the Share Exchange. CCBS was therefore treated as the accounting acquirer in the Share Exchange. Prior to the Share Exchange, the Company did not operate a business. The Share Exchange was thus accounted for as the issuance of securities by CCBS in exchange for the assets and liabilities of Pantheon, accompanied by a recapitalization to utilize the share structure of Pantheon as the legal acquirer. Accordingly, the accompanying consolidated financial statements reflect CCBS's assets and liabilities at their historical carrying amounts and the results, assets and liabilities of the Company presented for periods prior to the Share Exchange are those of CCBS.

In August 2009, the Company entered into agreements to exchange 3,506,136 of its newly issued ordinary shares for the remaining 24% of redeemable shares of CCBS held by shareholders who previously elected not to participate in the Share Exchange ("Non-Participating Shareholders"), on terms substantially similar to those of the Share Exchange. Upon the completion of such exchange, all the remaining redeemable ordinary shares of CCBS converted into ordinary shares of the Company, which carry no redemption rights, and CCBS became a wholly owned subsidiary of the Company.

CCBS was incorporated in the Cayman Islands in January 2008 under the Cayman Islands Companies Law as an exempted company with limited liability. CCBS was incorporated as part of the reorganization of China Stem Cells Holdings Limited ("CSC Holdings"), which had two main operating subsidiaries in the PRC, Beijing Jiachenhong Biological Technologies Co., Ltd. ("Beijing Jiachenhong") and Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. ("Guangzhou Nuoya") at the time of the reorganization.

Beijing Jiachenhong was established under the laws of the PRC in June 2001 as a domestic limited liability company. It became a Sino-Foreign Investment Enterprise in September 2003 and became a Wholly Foreign Owned Enterprise ("WFOE") in March 2005. Beijing Jiachenhong is engaged in the provision of umbilical cord blood storage and ancillary services in the Beijing municipality, the PRC.

In May 2007, China Stem Cells (South) Company Limited ("CSC South"), a 90% subsidiary of the Group, acquired the entire equity interest of Guangzhou Nuoya for consideration of RMB30,949. Guangzhou Nuoya was established under the laws of the PRC in June 1997 as a domestic limited liability company. It became a WFOE in May 2007. Guangzhou Nuoya has been granted the right to operate cord blood banks in the Guangdong province, the PRC. In November 2012, CSC South repurchased 10% of its shares from Cordlife (Hong Kong) Limited, a subsidiary of Cordlife Group Limited ("CGL"), at a consideration of US$16.8 million. The shares repurchased were subsequently cancelled. The difference between the consideration paid and the carrying amount of non-controlling interests equal to RMB70,774 ($11,395) at the repurchase date was charged to additional paid-in capital. Concurrently, CGL acquired 7,314,015 shares, which were held by the Company as treasury stock (representing 10% of the Company's ordinary shares) at a consideration of US$20.8 million. The difference between the consideration received from sale of the shares over the cost of the treasury shares equal to RMB3,341 ($538) was credited to additional paid-in capital. As a result, the Company received a net proceed of US$4 million (RMB25,320) from the above two transactions and CSC South and its subsidiary became wholly owned subsidiaries of the Group.

In December 2010, a non-wholly owned subsidiary, Zhejiang Lukou Biotechnology Co., Ltd. ("Zhejiang Lukou"), was established. The Group holds a 90% equity interest in Zhejiang Lukou through capital injection of RMB45,000, while the non-controlling shareholders contributed plant and equipment with fair value of RMB5,000 in return for the remaining 10% equity interests. In February, 2011, the Group acquired the right to operate the cord blood bank in the Zhejiang province, the PRC, from a third party at a consideration of US$12,500 (equivalent to RMB82,124 (Note 8)).

(c)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"). This basis of accounting differs in certain material respects from that used for the preparation of the statutory books of the Company's consolidated subsidiaries, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable in the place of domicile of the respective entities in the Group. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the statutory books of account of the Company's consolidated subsidiaries to present them in conformity with U.S. GAAP.